Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Calculation of Basic and Diluted EPS
Basic EPS

The calculation of basic EPS is as follows:

Continuing operations	2020		2019 1		2018 1
Earnings 2 (£m)	(2,973.8)		860.1		698.2
Weighted average shares used in basic EPS calculation (m)	1,223.0		1,250.0		1,247.8
EPS	(243.2p	)	68.8p		56.0p

Discontinued operations	2020		2019		2018
Earnings 2 (£m)	6.5		(3.8)		126.4
Weighted average shares used in basic EPS calculation (m)	1,223.0		1,250.0		1,247.8
EPS	0.5p		(0.3p	)	10.1p

Continuing and discontinued operations	2020		2019 1		2018 1
Earnings 2 (£m)	(2,967.3)		856.3		824.6
Weighted average shares used in basic EPS calculation (m)	1,223.0		1,250.0		1,247.8
EPS	(242.7p	)	68.5p		66.1p

Note
s
1	Earnings figures have been restated as described in the accounting policies.
2	Earnings is equivalent to (loss)/profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

Continuing operations	2020		2019 1		2018 1
Diluted earnings (£m)	(2,973.8)		860.1		698.2
Weighted average shares used in diluted EPS calculation (m) 2	1,223.0		1,260.6		1,261.2
Diluted EPS	(243.2p	)	68.2p		55.4p

Discontinued operations	2020		2019		2018
Diluted earnings (£m)	6.5		(3.8)		126.4
Weighted average shares used in diluted EPS calculation (m) 2	1,223.0		1,260.6		1,261.2
Diluted EPS	0.5p		(0.3p	)	10.0p

Continuing and discontinued operations	2020		2019 1		2018 1
Diluted earnings (£m)	(2,967.3)		856.3		824.6
Weighted average shares used in diluted EPS calculation (m) 2	1,223.0		1,260.6		1,261.2
Diluted EPS	(242.7p	)	67.9p		65.4p

Notes
1	Earnings figures have been restated as described in the accounting policies.
2
The weighted average shares used in the basic EPS calculation for 2020 has also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2020 m	2019 m	2018 m
Weighted average shares used in basic EPS calculation	1,223.0	1,250.0	1,247.8
Dilutive share options outstanding	–	0.3	1.6
Other potentially issuable shares	13.0	10.3	11.8
Weighted average shares used in diluted EPS calculation	1,236.0	1,260.6	1,261.2